Other long-term assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Mar. 17, 2014
Other long-term assets
Deposit for land use rights			¥ 4,040
Long term trade receivables (Note b)	¥ 49,906		130,429
Long term loan receivables	17,824		415,092
Loan to staff	34,060		71,052
Subtotal	101,790		620,613
Less: allowance for doubtful accounts	(1,462)		(12,540)
Total	¥ 100,328	$ 15,376	¥ 608,073
Borrowings, interest rate	10.00%	10.00%		0.20%
Other Receivables	¥ 330,000
Interest-bearing Deposits
Other long-term assets
Long term loan receivables	¥ 330,000
Borrowings, maturity date range end	Dec. 11, 2021
Maximum
Other long-term assets
Number of instalment payment	24 months
Borrowings, interest rate	1.90%	1.90%